Schedule of Investments (Details) - Condensed Consolidated Schedule of Investments - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Futures Positions
Total unrealized gain on open contracts	$ 3,414	$ 481,931
Short put options on futures contract
Fair Value of Options Written	(8,059)	(15,976)
Long [Member]
Futures Positions
Fair Value on Open Contracts	(49,002)	127,020
Short [Member]
Futures Positions
Fair Value on Open Contracts	$ 52,416	$ 354,911
Future [Member] | Long [Member] | Agriculture Derivative [Member]
Futures Positions
Percentage of Net Assets	(0.17%)	(0.50%)
Fair Value on Open Contracts	$ (10,975)	$ (52,553)
Short put options on futures contract
Percentage of Net Assets	(0.17%)	(0.50%)
Future [Member] | Long [Member] | Foreign Exchange Contract [Member]
Futures Positions
Percentage of Net Assets	0.06%	0.00%
Fair Value on Open Contracts	$ 4,031	$ 0
Short put options on futures contract
Percentage of Net Assets	0.06%	0.00%
Future [Member] | Long [Member] | Energy Related Derivative [Member]
Futures Positions
Percentage of Net Assets	(0.43%)	(0.12%)
Fair Value on Open Contracts	$ (28,234)	$ (12,759)
Short put options on futures contract
Percentage of Net Assets	(0.43%)	(0.12%)
Future [Member] | Long [Member] | Credit Risk Contract [Member]
Futures Positions
Percentage of Net Assets	(0.05%)	0.00%
Fair Value on Open Contracts	$ (3,318)	$ (175)
Short put options on futures contract
Percentage of Net Assets	(0.05%)	0.00%
Future [Member] | Long [Member] | Interest Rate Contract [Member]
Futures Positions
Percentage of Net Assets	(0.16%)	1.59%
Fair Value on Open Contracts	$ (10,506)	$ 166,261
Short put options on futures contract
Percentage of Net Assets	(0.16%)	1.59%
Future [Member] | Long [Member] | Metal Derivatives [Member]
Futures Positions
Percentage of Net Assets	0.00%	(0.01%)
Fair Value on Open Contracts	$ 0	$ (1,425)
Short put options on futures contract
Percentage of Net Assets	0.00%	(0.01%)
Future [Member] | Short [Member] | Agriculture Derivative [Member]
Futures Positions
Percentage of Net Assets	(0.26%)	0.89%
Fair Value on Open Contracts	$ (17,425)	$ 93,077
Short put options on futures contract
Percentage of Net Assets	(0.26%)	0.89%
Future [Member] | Short [Member] | Foreign Exchange Contract [Member]
Futures Positions
Percentage of Net Assets	0.33%	0.38%
Fair Value on Open Contracts	$ 21,518	$ 39,919
Short put options on futures contract
Percentage of Net Assets	0.33%	0.38%
Future [Member] | Short [Member] | Energy Related Derivative [Member]
Futures Positions
Percentage of Net Assets	0.89%	2.05%
Fair Value on Open Contracts	$ 59,088	$ 215,346
Short put options on futures contract
Percentage of Net Assets	0.89%	2.05%
Future [Member] | Short [Member] | Credit Risk Contract [Member]
Futures Positions
Percentage of Net Assets	(0.23%)	0.00%
Fair Value on Open Contracts	$ (15,231)	$ 0
Short put options on futures contract
Percentage of Net Assets	(0.23%)	0.00%
Future [Member] | Short [Member] | Interest Rate Contract [Member]
Futures Positions
Percentage of Net Assets	0.03%	0.00%
Fair Value on Open Contracts	$ 1,694	$ 0
Short put options on futures contract
Percentage of Net Assets	0.03%	0.00%
Future [Member] | Short [Member] | Metal Derivatives [Member]
Futures Positions
Percentage of Net Assets	0.04%	0.43%
Fair Value on Open Contracts	$ 2,772	$ 44,785
Short put options on futures contract
Percentage of Net Assets	0.04%	0.43%
Foreign Exchange Forward [Member] | Long [Member]
Futures Positions
Percentage of Net Assets	0.00%	0.26%
Fair Value on Open Contracts	$ 0	$ 27,671
Short put options on futures contract
Percentage of Net Assets	0.00%	0.26%
Foreign Exchange Forward [Member] | Short [Member]
Futures Positions
Percentage of Net Assets	0.00%	(0.36%)
Fair Value on Open Contracts	$ 0	$ (38,216)
Short put options on futures contract
Percentage of Net Assets	0.00%	(0.36%)
Put Option [Member] | Short [Member]
Short put options on futures contract
Fair Value of Options Written	$ (7,440)	$ (11,963)
Put Option [Member] | Short [Member] | Agriculture Derivative [Member]
Futures Positions
Percentage of Net Assets	0.00%	(0.11%)
Short put options on futures contract
Percentage of Net Assets	0.00%	(0.11%)
Fair Value of Options Written	$ 0	$ (11,963)
Put Option [Member] | Short [Member] | Interest Rate Contract [Member]
Futures Positions
Percentage of Net Assets	(0.11%)	0.00%
Short put options on futures contract
Percentage of Net Assets	(0.11%)	0.00%
Fair Value of Options Written	$ (7,440)
Call Option [Member] | Short [Member]
Short put options on futures contract
Fair Value of Options Written	$ (619)	$ (4,013)
Call Option [Member] | Short [Member] | Agriculture Derivative [Member]
Futures Positions
Percentage of Net Assets	0.00%	(0.04%)
Short put options on futures contract
Percentage of Net Assets	0.00%	(0.04%)
Fair Value of Options Written	$ 0	$ (4,013)
Call Option [Member] | Short [Member] | Interest Rate Contract [Member]
Futures Positions
Percentage of Net Assets	(0.01%)	0.00%
Short put options on futures contract
Percentage of Net Assets	(0.01%)	0.00%
Fair Value of Options Written	$ (619)